Note Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jul. 12, 2023
Note Receivables (Details) [Line Items]
Interest expense	$ 3,800
Principal amount				$ 3,750
Annual interest rate	100.00%
Amount transferred to borrower		$ 750	$ 3,000
Note Receivable [Member]
Note Receivables (Details) [Line Items]
Annual interest rate	7.50%